CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 451,994	$ 243,494
Accounts receivable	3,982	1,224
Due from Fvndit, Inc.	25,142	24,498
Digital assets	7,175	0
Total current assets	488,293	269,216
Equipment, net	1,002	1,373
Other assets	296,405	298,056
TOTAL ASSETS	785,700	568,645
Current Liabilities:
Accounts payable	10,168	1,077
Deferred revenues	0	613
Accrued expenses	156,375	0
Total current liabilities	166,543	1,690
TOTAL LIABILITIES	166,543	1,690
STOCKHOLDERS' EQUITY:
Preferred stock, $0.0001 par value, 50,000,000 shares authorized; 40,000,000 shares issued and outstanding	4,000	4,000
Common stock, $0.0001 par value, 500,000,000 shares authorized; 69,689,086 and 68,984,086 shares issued and outstanding as of June 30, 2021, and December 31, 2020, respectively	6,969	6,898
Additional paid-in capital	2,781,449	2,215,020
Accumulated deficit	(2,173,261)	(1,658,963)
Total stockholders' equity	619,157	566,955
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 785,700	$ 568,645